DEFERRED TAX ASSETS AND LIABILITIES (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
As of January 1, 2020		¥ 2,920,000	¥ 3,132,000
As of December 31, 2020	$ 10	66,000	2,920,000
Provision Of Allowance [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		3,772	2,731
(Credited)/charged to the statement of profit or loss during the year		(1,629)	1,041
As of December 31, 2020		2,143	3,772
Provision of loss allowance | $	337
Financial asset at fair value through profit or loss | $
Significant Financing Component Of The Contract With Customers [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		1,238	1,668
(Credited)/charged to the statement of profit or loss during the year		(698)	(430)
As of December 31, 2020		540	1,238
Significant financing component of the contract with customers | $	85
Lease Liabilitiess [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		614	54
(Credited)/charged to the statement of profit or loss during the year		(160)	560
As of December 31, 2020		454	614
Lease liabilities | $	71
Temporary difference on assets recognized under IFRIC 12 | $	829
Taxable Profits [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020
(Credited)/charged to the statement of profit or loss during the year		154
As of December 31, 2020		154
Losses available for offsetting against future taxable profits | $	24
Right-of-use assets | $	79
Total [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		5,624	4,453
(Credited)/charged to the statement of profit or loss during the year		(2,333)	1,171
As of December 31, 2020		3,291	5,624
Total | $	517
[custom:TotalofTax] | $	$ 908
Financial Asset At Fair Value Through Profit Loss [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		9,964
(Credited)/charged to the statement of profit or loss during the year		(5,095)	5,170
As of December 31, 2020			9,964
Credit to other capital reserves		(4,463)	4,794
As of January 1, 2021 (As adjusted)		9,964
Foreign exchange difference		(406)
As of December 31, 2021			9,964
Temporary differences [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		2,546	1,405
(Credited)/charged to the statement of profit or loss during the year		2,724	1,141
As of December 31, 2020			2,546
Credit to other capital reserves
As of January 1, 2021 (As adjusted)		2,546
Foreign exchange difference
As of December 31, 2021		5,270	2,546
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		620	66
(Credited)/charged to the statement of profit or loss during the year		(121)	554
As of December 31, 2020			620
Credit to other capital reserves
As of January 1, 2021 (As adjusted)		620
Foreign exchange difference
As of December 31, 2021		499	620
Totals [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020		13,130	1,471
(Credited)/charged to the statement of profit or loss during the year		(2,492)	6,865
As of December 31, 2020			13,130
Credit to other capital reserves		(4,463)	4,794
As of January 1, 2021 (As adjusted)		13,130
Foreign exchange difference		(406)
As of December 31, 2021		¥ 5,769	¥ 13,130